Commitments and Contingent Liabilities (Details) (USD $)		6 Months Ended	12 Months Ended				12 Months Ended			1 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Airbus A330-200 Secured loan agreements, due 2023 item	Dec. 31, 2012 Airbus A330-200 Secured loan agreements, due 2023 item	Dec. 31, 2012 Airbus A330-200 First loan agreement	Dec. 31, 2012 Airbus A330-200 Second loan agreement	Dec. 31, 2012 Capital	Dec. 31, 2012 Capital Rolls Royce spare engines item	Dec. 31, 2012 Capital Airbus A330-200 item	Dec. 31, 2012 Capital Airbus A350XWB-800 item	Jan. 31, 2013 Capital Airbus A321neo aircraft item	Dec. 31, 2012 Operating
Commitments and Contingent Liabilities
Number of aircraft for which order was placed			2					13	6
Number of Rolls Royce spare engines for which order was placed							4
Number of additional aircraft for which purchase rights are available								3	6
Number of additional aircraft with purchase memorandum of understanding										16
Number of additional aircraft with purchase rights memorandum of understanding										9
Total Committed Expenditures
2013	$ 491,359,000					$ 452,047,000					$ 39,312,000
2014	461,669,000					431,094,000					30,575,000
2015	273,815,000					242,943,000					30,872,000
2016	112,264,000					80,451,000					31,813,000
2017	297,444,000					265,363,000					32,081,000
Thereafter	689,480,000					457,050,000					232,430,000
Less: Committed Financing for Upcoming Aircraft Deliveries
2013	312,000,000
Net Committed Expenditures
2013	179,359,000
2014	461,669,000
2015	273,815,000
2016	112,264,000
2017	297,444,000
Thereafter	689,480,000
Facility Agreement Commitments
Term of loan agreement		10 years
Number of secured loan agreements		2
Committed lease financing		132,000,000
Balloon payment due at maturity date				7,000,000	10,000,000
Schedule of anticipated future principal payments and commitment fees
2013	100,477,000	8,800,000	8,800,000
2014	37,515,000	10,800,000	10,800,000
2015	39,435,000	11,000,000	11,000,000
2016	125,911,000	11,300,000	11,300,000
2017	41,790,000	11,600,000	11,600,000
Thereafter	$ 223,013,000	$ 80,400,000	$ 80,400,000